Financial assets at fair value through profit or loss - Summary of exposure to (reverse) repurchase agreements (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 103,370	€ 96,187
Financial liabilities at fair value through profit or loss	82,781	77,942
Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	58,175	60,077
Repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	48,935	43,253
Deposits from banks [member] | Repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	1,971	205
Trading liabilities, funds on deposits [member] | Repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	5,787	4,556
Funds entrusted measured at designated at fair value through profit or loss | Repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	41,177	38,492
Loans and advances to banks [member] | Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,869	8,943
Loans and advances to customers [Member] | Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	624	180
Trading assets [member] | Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	10,947	11,969
Loans and receivables measured at fair value through profit or loss [member] | Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 41,735	€ 38,985